Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Schedule of Debt
Borrower(s)			December 31, 2014	December 31, 2015
1	Credit Facility		585,883	495,993
2	Term Loans:
	1	Costis Maritime Corporation and Christos Maritime Corporation	91,500	82,500
	2	Mas Shipping Co.	38,875	30,625
	3	Montes Shipping Co. and Kelsen Shipping Co.	78,000	66,000
	4	Capetanissa Maritime Corporation	50,000	45,000
	5	Rena Maritime Corporation	47,500	42,500
	6	Costamare Inc.	73,414	60,463
	7	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	-
	8	Costamare Inc.	120,330	111,417
	9	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	208,826	193,545
	10	Raymond Shipping Co. and Terance Shipping Co.	137,793	126,878
	11	Costamare Inc.	87,820	68,170
			934,058	827,098
		Total	1,519,941	1,323,091
		Less-current portion	(192,951)	(185,259)
		Long-term portion	1,326,990	1,137,832

Schedule of Maturities of Long-Term Debt
Year ending December 31,	Amount
2016	185,259
2017	185,259
2018	564,046
2019	70,396
2020	251,281
2021	66,850
1,323,091